Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Company	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	100.00%
Performance obligation term	Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied, or partially unsatisfied, including ongoing time charters, as of December 31, 2018. ASU 2014-09 requires disclosure based on time bands that would be the most appropriate for the duration of the remaining performance obligations. The company uses one year time bands for contracts with up to two years in remaining duration, then up to and more than five years thereafter.
Performance obligation amount	$ 424,526,000
Collateral amount held with swap provider	$ 160,000
Share based compensation, vesting period	3 years
Foreign currency transaction gain (loss)	$ 1,700,000	$ (100,000)
2018 Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange gain on senior secured bonds	$ 2,400,000
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
Number of subsidiaries | Company	4
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Minimum [Member] | Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	$ 300,000
Maximum [Member] | Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%
Vessels Under Construction [Member]
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision	$ 0
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Effect of changes in accounting principle on shareholders' equity	3,400,000
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Additional operating liabilities, less unamortized lease incentives	7,600,000
ROU assets	7,600,000
Expect to recognize an adjustment to opening balance of retained earnings for an expense on adoption	80,000
Cargo Commences [Member]
Summary Of Significant Accounting Policies [Line Items]
Performance obligation amount	$ 1,500,000
Cargo Commences [Member] | Jan 01,2018 [Member]
Summary Of Significant Accounting Policies [Line Items]
Performance obligation period	1 year
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	49.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years